ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

	June 30,	December 31,
	2024	2023
Accounts receivable	$2,386,443	3,281,974
Less: allowance for credit losses	(398,099)	(407,480)
Accounts receivable, net	$1,988,344	2,874,494

The movement of the allowance for credit losses was as follows:

	June 30,	December 31,
	2024	2023
Balance as of the beginning of period	$407,480	400,262
Additions charged to bad debt expense	-	29,287
Translation adjustments	(9,381)	(22,069)
Balance as of the end of period	$398,099	407,480

As of June 30, 2024 and December 31, 2023, the Company has accounts receivable, net of $1,988,344 and $2,874,494. The allowance for doubtful accounts was $398,099 and $407,480 as of June 30, 2024 and December 31, 2023.